Vanguard Precious Metals and Mining Fund

Supplement to the Prospectus and Summary Prospectus Dated May 28, 2013

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Randeep Somel, CFA, Portfolio Manager at M&G. He has managed the Fund since 2013 (co-managed since February 2014).

Jamie J. Horvat, Portfolio Manager at M&G. He has co-managed the Fund since February 2014.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Randeep Somel, CFA, Portfolio Manager at M&G. He has worked in investment management and has been with M&G since 2005, has managed investment portfolios since 2012, and has managed the Fund since 2013 (co-managed since February 2014). Education: B.Sc., Birmingham University.

Jamie J. Horvat, Portfolio Manager at M&G. He has worked in investment management since 1999, has managed investment portfolios since 2001, has been with M&G since 2013, and has co-managed the Fund since February 2014. Education: Diploma in Engineering Technology, Mohawk College, Canada; Honours Bachelor of Commerce, McMaster University, Canada.

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© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 53A 022014

Vanguard Specialized Funds

Supplement to the Statement of Additional Information Dated May 28, 2013 (revised December 19, 2013)

Change to Vanguard Precious Metals and Mining Fund

Graham E. French no longer manages Vanguard Precious Metals and Mining Fund. Randeep Somel remains as a co-manager of the Fund, and Jamie J. Horvat is added as a co-manager of the Fund.

Statement of Additional Information Text Changes

All references to Mr. French in the Investment Advisory Services section are removed.

The following is added under “1. Other Accounts Managed” on page B-42:

Jamie J. Horvat co-manages Vanguard Precious Metals and Mining Fund; as of December 31, 2013, the Fund held assets of $2.3 billion.

The following replaces the first sentence under “3. Description of Compensation” on page B-43:

Mr. Somel and Mr. Horvat are compensated in line with standard M&G practice, which is outlined in this section.

The following is added under “4. Ownership of Securities” on page B-43:

As of December 31, 2013, Mr. Horvat did not own any shares of Vanguard Precious Metals and Mining Fund.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 51A 022014